SASCO 2007-BNC1
Credit Risk Management Report
November 2007
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
2007 Clayton Fixed Income Services Inc. All Rights Reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.

The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.

This Report is furnished on a confidential basis to the recipient listed herein. By acceptance of this Report, the recipient agrees that it will not:
I.
Transmit this Report to anyone other than a person or entity having a fiduciary relationship with, or beneficial interest in, this portfolio;
II.
Reproduce any or all of this Report; or
III. Contact any servicer or originator regarding any information in this Report.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Section One
Executive Summary
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BNC1
Executive Summary
November 2007
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): Aurora Loan Services, Chase Home Finance, Wells Fargo
Delinquency Reporting Method:
Closing Date: 10/30/2007
Depositor: Structured Asset Securities Corporation
Trustee(s): US Bank NA
Collateral Summary
Loan Count 3,210 3,193 99.47%
Collateral Balance $747,599,616 $741,808,667 99.22%
Closing Date
As of 11/25/2007
11/25/2007 Balance as
Percentage of Closing Date
Balance
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Collateral Statistics
Early Payment Defaults* 64 $21,799,129
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
30+ Days Delinquent 19 $1,460,611
60+ Days Delinquent 1 $76,895
Total Outstanding Second Lien Loans 237 $14,852,704
Loan Count Summed Balance
Second Lien Statistics
11/25/2007 $0 0
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
11/25/2007 $43,883 $43,883 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
11/25/2007 $746,499,908 $4,492,088 0.60
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BNC1 as of 11/25/2007
Section Two
Loan-Level Report
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
Watchlist
SASCO 2007-BNC1 Loan-Level Report
Mortgage Data Through: October 31, 2007
Lien
Group
State
FICO
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage
Est. (Gain)/Loss *
Delinquency
Status
Loan Number
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
11/30/2007
The borrower is over 60 days delinquent of this loan as of 10/31/2007. This deal closed on 11/9/2007 with a cut-off date of 10/1/2007. The trust agreement for the deal states that no loans in the deal are greater than 60 days delinquent. However, the master servicer requested that Clayton does not submit such loans for the first six months of the deal.
Therefore, if this loan is not repurchased by the 5/25/2007 distribution period, we will submit it for repurchase.
9895163
1
2
CA
667
7/1/2007 Internal Estimate
09/30/2007
$920,000 $782,000
$781,506
85%
127% $616,400
10/1/2008 37.14% $290,480 6
Active
Default Reason: (Unknown)
7/1/2007
11/30/2007
The borrower is over 60 days delinquent of this loan as of 10/31/2007. This deal closed on 11/9/2007 with a cut-off date of 10/1/2007. The trust agreement for the deal states that no loans in the deal are greater than 60 days delinquent. However, the master servicer requested that Clayton does not submit such loans for the first six months of the deal.
Therefore, if this loan is not repurchased by the 5/25/2007 distribution period, we will submit it for repurchase.
9895654
1
2
CA
695
7/1/2007 Internal Estimate
09/30/2007
$745,000 $745,000
$745,000
100%
149% $499,150
10/1/2008 51.11% $380,776 6
Active
Default Reason: (Unknown)
7/1/2007
11/30/2007
This loan is being added to the Watchlist because the borrower is 30 days delinquent as of 10/31/2007 and the loan has a balance of $837,687. Furthermore, this loan was a cash out refinance with a LTV of 90 percent and low documentation. We will closely monitor this loan to verify that the servicer exhausts all loss mitigation efforts on the borrower.
We will update accordingly.
9894924
1
2
CA
651
6/1/2007 Internal Estimate
09/30/2007
$931,000 $837,900
$837,687
90%
134% $623,770
11/1/2008 42.07% $352,577 3
Active
Default Reason: (Unknown)
8/1/2007
11/30/2007
As of October 2007, the borrower was greater than 90 days delinquent. The cut-off date for this deal was 10/1/2007 and the closing date was 11/9/2007. The servicer's system confirmed that this loan was referred to foreclosure on 10/23/2007. The trust agreement for this deal states that no loan is greater than 60 days delinquent in this deal. The master servicer requested that Clayton waits six months from the first distribution period to recommend loans for repurchase. If this loan is not repurchased by the the 4/30/2007 cut-
off, we'll submit this loan for repurchase. Furthermore, comments on the servicer's system reported that the client approved a modification of this loan that converted it from an adjustable rate mortgage to a fixed. The servicer is in contacted with the borrower in an effort to work out a loss mitigation strategy.
9894808
1
1
MD
583
6/1/2007 Internal Estimate
09/30/2007
$370,000 $333,000
$332,929
90%
118% $281,200
8/1/2008 33.14% $110,373 9
Active
Default Reason: (Unknown)
6/1/2007
11/30/2007
The borrower is 30 days delinquent of this loan as of 10/31/2007. The loan was originated with a LTV of 100 percent and the current balance is $675,000. Clayton will closely monitor this loan to verify that the servicer works with the borrower in an attempt to cure the default.
9894923
1
2
CA
715
6/1/2007 Internal Estimate
09/30/2007
$675,000 $675,000
$675,000
100%
149% $452,250
11/1/2008 50.85% $343,251 3
Active
Default Reason: (Unknown)
8/1/2007
Section Three
Prepayment Penalty Analysis
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Trustee Remittance Date: November 25, 2007
SASCO 2007-BNC1 Prepayment Penalty Analysis
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Total Cash Flows
100.00%
47.06%
8
0
8
0
0
8
0
0
0
0
0
0
8
17
$0
$43,883
$43,883
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
11/25/2007 Trustee Remittance Date
Trustee Remittance Date: November 25, 2007
SASCO 2007-BNC1 Paid-Off Mortgages With Prepayment Flags
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
9894767 OH C 4/9/2007 3 04/09/2010 $159,466 $1,596 1%
9895152 CA 0 5/8/2007 2 05/08/2009 $336,846 $10,375 3%
9895825 WV 0 5/11/2007 3 05/11/2010 $194,514 $6,713 3%
9895344 NY 0 5/8/2007 3 05/08/2010 $184,769 $6,303 3%
9894775 OH C 4/13/2007 2 04/13/2009 $199,644 $1,998 1%
9893838 MI 6 1/3/2007 2 01/03/2009 $31,874 $319 1%
9894020 WA C 1/4/2007 2 01/04/2009 $324,000 $11,567 4%
9893851 CT C 1/18/2007 2 01/18/2009 $134,755 $5,012 4%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Four
Loss Analysis
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Date Loan Loss Amount Loss Percentage
11/25/2007 $0.00 0.00%
Totals:
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
$0.00 0.00%
Losses Through: October 31, 2007
SASCO 2007-BNC1 Historical Monthly Losses
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Section Five
Analytics
2007 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BNC1 FICO Distribution by Status
Mortgage Data Through: October 31, 2007
FICO Delinquency Percentage
430 Current 0.001
440 Current 0.001
450 Current 0.001
460 Current 0.004
460 Delinquent 0.013
470 Current 0.002
470 Delinquent 0.006
480 Current 0.004
480 Delinquent 0.006
490 Current 0.01
490 Delinquent 0.044
500 Current 0.019
500 Delinquent 0.038
510 Current 0.033
510 Delinquent 0.051
520 Current 0.041
520 Delinquent 0.032
530 Current 0.034
530 Delinquent 0.044
540 Current 0.033
540 Delinquent 0.038
550 Current 0.047
550 Delinquent 0.025
560 Current 0.047
560 Delinquent 0.051
560 Paid Off 0.125
570 Current 0.046
570 Delinquent 0.057
570 Paid Off 0.125
580 Current 0.036
580 Delinquent 0.051
580 Paid Off 0.125
590 Current 0.046
590 Delinquent 0.044
600 Current 0.055
600 Delinquent 0.013
610 Current 0.059
610 Delinquent 0.032
620 Current 0.062
620 Delinquent 0.07
630 Current 0.072
630 Delinquent 0.057
640 Current 0.074
640 Delinquent 0.051
640 Paid Off 0.125
650 Current 0.058
650 Delinquent 0.051
650 Paid Off 0.125
660 Current 0.054
Status # of Loans Std. Deviation Average
660 Delinquent 0.044
670 Current 0.046
670 Delinquent 0.101
670 Paid Off 0.375
680 Current 0.031
680 Delinquent 0.025
690 Current 0.024
700 Current 0.013
700 Delinquent 0.025
710 Current 0.011
710 Delinquent 0.019
720 Current 0.008
720 Delinquent 0.006
730 Current 0.009
740 Current 0.006
750 Current 0.003
750 Delinquent 0.006
760 Current 0.004
770 Current 0.004
780 Current 0.001
790 Current 0.001
800 Current 0.001
810 Current 0
Current 3,044 606 61.365
Delinquent 158 594 66.163
Paid Off 8 624 47.659
3,210 Total:
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BNC1 Loan-to-Value Distribution by Status
Mortgage Data Through: October 31, 2007
Status # of Loans Std. Deviation Average
LTV Delinquency Percentage
0.1 Current 0.001
0.2 Current 0.072
0.2 Delinquent 0.127
0.3 Current 0.005
0.4 Current 0.012
0.5 Current 0.018
0.6 Current 0.036
0.6 Delinquent 0.006
0.6 Paid Off 0.25
0.7 Current 0.079
0.8 Current 0.249
0.8 Delinquent 0.114
0.9 Current 0.256
0.9 Delinquent 0.316
0.9 Paid Off 0.25
1 Current 0.271
1 Delinquent 0.437
1 Paid Off 0.5
Current 3,044 0.85 0.133
Delinquent 158 0.927 0.07
Paid Off 8 0.854 0.164
3,210 Total:
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BNC1 Balance Distribution by Status
Mortgage Data Through: October 31, 2007
Balance Delinquency Percentage
20000 Current 0.004
20000 Delinquent 0.006
30000 Current 0.024
30000 Delinquent 0.025
40000 Current 0.027
40000 Delinquent 0.013
50000 Current 0.033
50000 Delinquent 0.019
60000 Current 0.028
60000 Delinquent 0.051
70000 Current 0.036
70000 Delinquent 0.019
80000 Current 0.04
80000 Delinquent 0.025
90000 Current 0.024
90000 Delinquent 0.019
100000 Current 0.031
100000 Delinquent 0.013
110000 Current 0.022
110000 Delinquent 0.032
120000 Current 0.024
120000 Delinquent 0.038
130000 Current 0.025
130000 Delinquent 0.032
140000 Current 0.027
150000 Current 0.03
150000 Delinquent 0.006
160000 Current 0.027
160000 Delinquent 0.025
170000 Current 0.028
170000 Delinquent 0.013
180000 Current 0.028
180000 Delinquent 0.025
190000 Current 0.029
190000 Delinquent 0.032
200000 Current 0.033
200000 Delinquent 0.032
210000 Current 0.028
210000 Delinquent 0.025
220000 Current 0.027
220000 Delinquent 0.032
230000 Current 0.02
230000 Delinquent 0.025
240000 Current 0.026
240000 Delinquent 0.013
250000 Current 0.023
250000 Delinquent 0.006
260000 Current 0.022
260000 Delinquent 0.013
270000 Current 0.026
270000 Delinquent 0.025
280000 Current 0.021
280000 Delinquent 0.006
290000 Current 0.017
290000 Delinquent 0.006
300000 Current 0.017
300000 Delinquent 0.025
310000 Current 0.013
310000 Delinquent 0.006
320000 Current 0.017
320000 Delinquent 0.006
330000 Current 0.01
330000 Delinquent 0.013
340000 Current 0.011
340000 Delinquent 0.025
350000 Current 0.015
350000 Delinquent 0.032
360000 Current 0.01
360000 Delinquent 0.006
370000 Current 0.01
370000 Delinquent 0.025
380000 Current 0.011
380000 Delinquent 0.006
390000 Current 0.005
390000 Delinquent 0.032
400000 Current 0.011
400000 Delinquent 0.013
410000 Current 0.006
410000 Delinquent 0.013
420000 Current 0.01
420000 Delinquent 0.025
430000 Current 0.007
430000 Delinquent 0.006
440000 Current 0.008
440000 Delinquent 0.019
450000 Current 0.01
460000 Current 0.007
460000 Delinquent 0.013
470000 Current 0.006
470000 Delinquent 0.006
480000 Current 0.004
480000 Delinquent 0.006
490000 Current 0.005
500000 Current 0.008
500000 Delinquent 0.013
510000 Current 0.005
520000 Current 0.003
520000 Delinquent 0.013
530000 Current 0.004
530000 Delinquent 0.006
540000 Current 0.003
550000 Current 0.003
Status # of Loans Std. Deviation Average
550000 Delinquent 0.006
560000 Current 0.003
560000 Delinquent 0.006
570000 Current 0.005
570000 Delinquent 0.013
580000 Current 0.004
580000 Delinquent 0.013
590000 Current 0.003
590000 Delinquent 0.019
600000 Current 0.004
600000 Delinquent 0.006
610000 Current 0.003
610000 Delinquent 0.006
620000 Current 0.002
630000 Current 0.004
640000 Current 0.002
650000 Current 0.004
660000 Current 0.001
660000 Delinquent 0.006
670000 Current 0.001
670000 Delinquent 0.019
680000 Current 0.001
690000 Current 0.001
700000 Current 0
710000 Current 0.002
720000 Current 0.001
740000 Current 0.001
750000 Current 0.002
750000 Delinquent 0.006
760000 Current 0.001
770000 Current 0.001
780000 Current 0.001
780000 Delinquent 0.006
800000 Current 0
810000 Current 0
820000 Current 0
830000 Current 0
840000 Current 0
840000 Delinquent 0.006
850000 Current 0.001
930000 Current 0
990000 Current 0
1000000 Current 0.001
Current 3,044 229,960.16 157,754.57
Delinquent 158 278,792.76 183,788.94
3,202 Total:
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BNC1 Mortgage Type Distribution by Status
Mortgage Data Through: October 31, 2007
Mortgage Type Loan Count Avg. Balance Total Balance Std. Deviation
Mortgage Type Delinquency Percentage
Investment Home Current 0.129
Investment Home Delinquent 0.101
Investment Home Paid Off 0.125
Primary Home Current 0.856
Primary Home Delinquent 0.886
Primary Home Paid Off 0.875
Second Home Current 0.015
Second Home Delinquent 0.013
Fixed 744,047,995.24 231,790.65 159,679.78 3,210
3,210 Total: 744,047,995.24
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BNC1 Mortgage Term Distribution by Status
Mortgage Data Through: October 31, 2007
# of Loans Other 180 120 240 360
Mortgage Term Delinquency Percentage
180 Delinquent 0.127
180 Current 0.074
240 Current 0.001
240 Delinquent 0.006
360 Delinquent 0.867
360 Paid Off 1
360 Current 0.925
3,210 3 245 0 0
2962
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
1,713
53.4%
40.0%
1,285
6.6% 212
0.0% 0
0.0% 0
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
54.1% 1,646
39.2% 1,192
6.8% 206
0.0% 0
0.0% 0
Total 3,210 100% Total 3,044 100%
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
38.6% 61
57.6% 91
3.8% 6
0.0% 0
0.0% 0
75.0% 6
25.0% 2
0.0% 0
0.0% 0
0.0% 0
Total 158 100% Total 8 100%
Purpose Number Percentage Purpose Number Percentage
Delinquent Loans Paid Off Loans
SASCO 2007-BNC1 Mortgage Purpose Distribution
Mortgage Data Through: October 31, 2007
Purpose Number Percentage Purpose Number Percentage
Origination Statistics Current Loans
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BNC1 Ownership Distribution by Status
Mortgage Data Through: October 31, 2007
Title # of Loans
Ownership Type Delinquency Percentage
Investment Home Current 0.129
Investment Home Delinquent 0.101
Investment Home Paid Off 0.125
Primary Home Current 0.856
Primary Home Delinquent 0.886
Primary Home Paid Off 0.875
Second Home Current 0.015
Second Home Delinquent 0.013
Investment Home 410
Primary Home 2,752
Second Home 48
3,210 Total:
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
10/31/2007 30225442.12 13490884.78 332928.86 0 0
SASCO 2007-BNC1 Delinquent Balance Over Time
Mortgage Data Through: October 31, 2007
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
10/31/2007 117 40 1 0 0
SASCO 2007-BNC1 Delinquent Count Over Time
Mortgage Data Through: October 31, 2007
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
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written permission of Clayton Fixed Income Services Inc.
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
10/31/2007 11/25/2007 7.08%
Mortgage Data Through: October 31, 2007
SASCO 2007-BNC1 Conditional Prepayment Rates
Copyright 2007, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Date Average Age Default Rate
Weighted
CDR (F-R) SDA % Default Amt
Monthly
SDA Curve
31-Oct-07 6.19 0.00% 0.00% 0% $0 0.12%
SASCO 2007-BNC1 Historical SDA Performance
Mortgage Data Through: October 31, 2007
Averages:
0.00% 0.00% 0% $0 6.19 0.12%
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